Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000237396 [Member]
Shareholder Report [Line Items]
Fund Name	Circle Reserve Fund
Class Name	Institutional Shares
Trading Symbol	USDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Circle Reserve Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7450.
Additional Information Phone Number	(800) 441‑7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.09%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09% [1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Net Assets	$ 30,438,870,951
Holdings Count | Holding	27
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$30,438,870,951
Number of Portfolio Holdings	27
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	4.78%
7-Day Yield	4.78%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Repurchase Agreements	62.1%
U.S. Treasury Obligations	35.0%
Other Assets Less Liabilities	2.9%

[1]	Annualized.